UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04447

Brandywine Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Brandywine Fund, Inc.
Schedule of Investments
December 31, 2012
(Unaudited)

Shares or Principal Amount		Value

Long-Term Investments – 95.9%(a)
Common Stocks - 90.0%(a)

CONSUMER DISCRETIONARY
	Apparel Retail - 5.7%
640,500	American Eagle Outfitters Inc.	$13,136,655
231,100	ANN Inc.*	7,820,424
398,400	Foot Locker Inc.	12,796,608
237,100	Limited Brands Inc.	11,157,926
81,300	The TJX Companies Inc.	3,451,185

	Apparel, Accessories & Luxury Goods - 3.0%
191,500	Hanesbrands Inc.*	6,859,530
37,700	Movado Group Inc.	1,156,636
117,200	VF Corp.	17,693,684

	Auto Parts & Equipment - 0.8%
197,700	Drew Industries Inc.	6,375,825

	Automobile Manufacturers - 0.9%
200,500	Thor Industries Inc.	7,504,715

	Automotive Retail - 0.3%
135,170	Sonic Automotive Inc.	2,823,701

	Home Furnishing Retail - 1.4%
596,800	Pier 1 Imports Inc.	11,936,000

	Homebuilding - 6.0%
921,100	Lennar Corp.	35,618,937
415,400	Meritage Homes Corp.*	15,515,190

	Internet Retail - 2.2%
30,550	Priceline.com Inc.*	18,977,660

	Restaurants - 2.2%
198,300	Brinker International Inc.	6,145,317
225,000	Starbucks Corp.	12,064,500

	Specialty Stores - 1.9%
309,700	Cabela’s Inc.*	12,929,975
32,500	Tractor Supply Co.	2,871,700
	Total Consumer Discretionary	206,836,168

CONSUMER STAPLES
	Household Products - 2.1%
331,800	Church & Dwight Co. Inc.	17,774,526

	Packaged Foods & Meats - 2.4%
102,700	Flowers Foods Inc.	2,389,829
324,100	The Hain Celestial Group Inc. *	17,572,702
	Total Consumer Staples	37,737,057

ENERGY
	Oil & Gas Drilling - 0.9%
1,277,000	Hercules Offshore Inc.*	7,891,860

	Oil & Gas Equipment & Services - 1.5%
231,000	Oceaneering International Inc.	12,425,490

	Oil & Gas Exploration & Production - 4.2%
338,800	Cabot Oil & Gas Corp.	16,851,912
423,900	Northern Oil and Gas Inc.*	7,129,998
349,900	Oasis Petroleum Inc.*	11,126,820

	Oil & Gas Refining & Marketing - 0.7%
181,900	Valero Energy Corp.	6,206,428

	Oil & Gas Storage & Transportation - 2.7%
535,600	Golar LNG Ltd.	19,699,368
151,400	Lehigh Gas Partners LP*	2,808,470
	Total Energy	84,140,346

FINANCIALS
	Property & Casualty Insurance - 3.0%
409,900	The Allstate Corp.	16,465,683
386,500	First American Financial Corp.	9,310,785
	Total Financials	25,776,468

HEALTH CARE
	Biotechnology - 3.6%
438,900	Alkermes PLC*	8,128,428
284,700	Celgene Corp.*	22,411,584

	Health Care Services - 2.0%
571,800	Team Health Holdings Inc.*	16,450,686

	Health Care Technology - 0.0%
23,882	Greenway Medical Technologies Inc.*	366,828

	Life Sciences Tools & Services - 0.8%
254,700	ICON PLC - SP-ADR*	7,070,472

	Managed Health Care - 2.8%
268,100	Cigna Corp.	14,332,626
171,800	UnitedHealth Group Inc.	9,318,432

	Pharmaceuticals - 2.7%
76,500	ViroPharma Inc.*	1,741,140
242,900	Watson Pharmaceuticals Inc.*	20,889,400
	Total Health Care	100,709,596

INDUSTRIALS
	Building Products - 0.3%
75,000	Simpson Manufacturing Co. Inc.	2,459,250

	Construction & Engineering - 0.8%
252,600	Quanta Services Inc.*	6,893,454

	Construction & Farm Machinery & Heavy Trucks - 2.6%
252,600	Wabtec Corp.	22,112,604

	Environmental & Facilities Services - 1.0%
315,596	Tetra Tech Inc.*	8,347,514

	Human Resource & Employment Services - 2.2%
212,800	On Assignment Inc.*	4,315,584
458,100	Robert Half International Inc.	14,576,742

	Industrial Machinery - 1.3%
81,400	Valmont Industries Inc.	11,115,170

	Research & Consulting Services - 2.0%
326,885	Verisk Analytics Inc.*	16,671,135

	Trading Companies & Distributors - 1.2%
469,600	Air Lease Corp.*	10,096,400

	Trucking - 0.6%
99,300	Ryder System Inc.	4,958,049
	Total Industrials	101,545,902

INFORMATION TECHNOLOGY
	Application Software - 8.1%
350,400	Ellie Mae Inc.*	9,723,600
401,600	Informatica Corp.*	12,176,512
1,085,700	Nuance Communications Inc.*	24,232,824
427,500	SolarWinds Inc.*	22,422,375

	Communications Equipment - 5.4%
808,300	Aruba Networks Inc.*	16,772,225
84,400	Plantronics Inc.	3,111,828
419,400	Qualcomm Inc.	26,011,188

	Computer Storage & Peripherals - 0.4%
108,500	NetApp Inc.*	3,640,175

	Data Processing & Outsourced Services - 5.1%
183,600	Heartland Payment Systems Inc.	5,416,200
983,500	Vantiv Inc.*	20,083,070
117,100	Visa Inc.	17,750,018

	Internet Software & Services - 0.7%
293,400	Yahoo! Inc.*	5,838,660

	Semiconductors - 1.3%
538,900	Skyworks Solutions Inc.*	10,939,670

	Systems Software - 2.6%
785,300	Microsoft Corp.	20,991,069
50,500	Qualys Inc.*	746,895
	Total Information Technology	199,856,309

MATERIALS
	Construction Materials - 0.3%
241,800	Headwaters Inc.*	2,069,808

	Forest Products - 0.3%
37,000	Deltic Timber Corp.	2,612,940
	Total Materials	4,682,748
	Total common stocks (cost $712,182,130)	761,284,594

REITs - 5.9%(a)

FINANCIALS
	Specialized REITs - 5.9%
181,900	Chesapeake Lodging Trust	3,798,072
448,300	Potlatch Corp.	17,568,877
1,007,600	Weyerhaeuser Co.	28,031,432
	Total Financials	49,398,381

	Total REITs (cost $48,329,251)	49,398,381

Short-Term Investment - 2.3%(a)

	Commercial Paper - 2.3%
$19,455,000	Prudential Funding LLC, due 1/02/13, discount of 0.10%	19,454,946

	Total short-term investment (cost $19,454,946)	19,454,946

	Total investments - 98.2% (cost $779,966,327)	830,137,921
	Cash and receivables, less liabilities - 1.8%(a)	15,469,923
	TOTAL NET ASSETS - 100.0%	$845,607,844

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

SP-ADR – Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$779,966,327

Gross unrealized appreciation	$70,132,940
Gross unrealized depreciation	(19,961,346)
Net unrealized appreciation	$50,171,594

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$761,284,594
	REITs	49,398,381
	Total Level 1	810,682,975

Level 2 –	Short-Term Commercial Paper	19,454,946
Level 3 –		---
		$830,137,921

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2012.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.

     By (Signature and Title) /s/ William F. D’Alonzo
        William F. D’Alonzo, President

     Date     February 26, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ William F. D’Alonzo
        William F. D’Alonzo, President

     Date     February 26, 2013

     By (Signature and Title) /s/ J. Gordon Kaiser
J. Gordon Kaiser, Treasurer

      Date     February 26, 2013